COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2018 USD ($)
Sunnyvale, California [Member]
2019	$ 328,631
2020	342,924
2021	57,154
Sichuan Province, China [Member]
2019	110,849
2020	114,544
2021	116,392
2022	116,392
2023	$ 48,497